INVESTMENTS (REPURCHASE TO MATURITY TRANSACTIONS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Securities sold under agreement to repurchase(2)	$ 1,992	$ 1,890
Securities purchased under agreements to resell		79
Securities sold under agreements to repurchase	4
U.S. Treasury, government and agency
Derivative [Line Items]
Securities sold under agreement to repurchase(2)	1,992	1,890
Corporate
Derivative [Line Items]
Securities purchased under agreements to resell		79
Maturity Overnight and on Demand
Derivative [Line Items]
Securities sold under agreement to repurchase(2)	0	0
Securities purchased under agreements to resell		0
Maturity Overnight and on Demand | U.S. Treasury, government and agency
Derivative [Line Items]
Securities sold under agreement to repurchase(2)	0	0
Maturity Overnight and on Demand | Corporate
Derivative [Line Items]
Securities purchased under agreements to resell		0
Maturity Less than 30 Days
Derivative [Line Items]
Securities sold under agreement to repurchase(2)	1,992	1,865
Securities purchased under agreements to resell		79
Maturity Less than 30 Days | U.S. Treasury, government and agency
Derivative [Line Items]
Securities sold under agreement to repurchase(2)	1,992	1,865
Maturity Less than 30 Days | Corporate
Derivative [Line Items]
Securities purchased under agreements to resell		79
Maturity 30 to 90 Days
Derivative [Line Items]
Securities sold under agreement to repurchase(2)	0	25
Securities purchased under agreements to resell		0
Maturity 30 to 90 Days | U.S. Treasury, government and agency
Derivative [Line Items]
Securities sold under agreement to repurchase(2)	0	25
Maturity 30 to 90 Days | Corporate
Derivative [Line Items]
Securities purchased under agreements to resell		0
Maturity Greater than 90 Days
Derivative [Line Items]
Securities sold under agreement to repurchase(2)	0	0
Securities purchased under agreements to resell		0
Maturity Greater than 90 Days | U.S. Treasury, government and agency
Derivative [Line Items]
Securities sold under agreement to repurchase(2)	0	0
Maturity Greater than 90 Days | Corporate
Derivative [Line Items]
Securities purchased under agreements to resell		0
Investment Management
Derivative [Line Items]
Securities Borrowed	$ 83	75
Securities Loaned		$ 10